LOANS RECEIVABLE	6 Months Ended
Mar. 31, 2013
Receivables [Abstract]
LOANS RECEIVABLE
6.
  LOANS RECEIVABLE

Loans receivable consist of the following:

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$241,968	$222,793	$196,533
Multi-family residential	4,751	5,051	5,723
Commercial real estate	18,599	19,333	21,175
Construction and land development	14,800	14,873	22,226
Commercial business	593	632	814
Consumer	421	523	613
Total loans	281,132	263,205	247,084
Undisbursed portion of loans-in-process	(1,872)	(1,629)	(3,773)
Deferred loan costs	1,489	989	564
Allowance for loan losses	(2,512)	(1,881)	(3,364)
Net loans	$278,237	$260,684	$240,511

The Company originates loans to customers located primarily in its local market area. The ultimate repayment of these loans at March 31, 2013 (unaudited) and September 30, 2012 and 2011 is dependent, to a certain degree, on the local economy and real estate market.

The Company originates both adjustable and fixed interest rate loans. At March 31, 2013 (unaudited), the Bank had $32.2 million and at September 30, 2012 and 2011, the Bank had $20.9 million and $36.8 million of adjustable-rate loans, respectively. The adjustable-rate loans have interest rate adjustment limitations and are generally indexed to the one-year U.S. Treasury note rate, Wall Street Journal prime rate or the Average Contract Interest Rate for previously occupied houses as reported by the Federal Housing Finance Board.

The following tables summarize the loans individually evaluated for impairment by loan segment at March 31, 2013 (unaudited) and September 30, 2012 and 2011:

March 31, 2013 (unaudited)

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(unaudited)
	(Dollars in Thousands)
Individually evaluated for impairment	$15,959	$906	$2,623	$1,518	$—	$—	$21,006
Collectively evaluated for impairment	226,009	3,845	15,976	13,282	593	421	260,126
Total loans	$241,968	$4,751	$18,599	$14,800	$593	$421	$281,132

September 30, 2012

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$25,440	$916	$1,679	$2,573	$—	$—	$30,608
Collectively evaluated for impairment	197,353	4,135	17,654	12,300	632	523	232,597
Total loans	$222,793	$5,051	$19,333	$14,873	$632	$523	$263,205

September 30, 2011

	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Total
	(Dollars in Thousands)
Individually evaluated for impairment	$7,652	$—	$545	$3,235	$—	$—	$11,432
Collectively evaluated for impairment	188,881	5,723	20,630	18,991	814	613	235,652
Total loans	$196,533	$5,723	$21,175	$22,226	$814	$613	$247,084

The loan portfolio is segmented at a level that allows management to monitor risk and performance. Management evaluates all loans classified as substandard or lower and loans delinquent 90 plus days for potential impairment. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.

Once the determination is made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is generally measured by comparing the recorded investment in the loan to the fair value of the loan using one of the following three methods: (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. Management primarily utilizes the fair value of collateral method as a practically expedient alternative.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of March 31, 2013 (unaudited) and September 30, 2012 and 2011:

March 31, 2013 (unaudited)

	Impaired Loans with Specific Allowance		Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(unaudited)
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$15,959	$15,959	$15,959
Multi-family residential	—	—	906	906	906
Commercial real estate	—	—	2,623	2,623	2,623
Construction and land development	—	—	1,518	1,518	1,518
Total Loans	$—	$—	$21,006	$21,006	$21,006

September 30, 2012

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$—	$—	$25,440	$25,440	$25,440
Multi-family residential	—	—	916	916	916
Commercial real estate	—	—	1,679	1,679	1,679
Construction and land development	—	—	2,573	2,573	2,573
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$—	$—	$30,608	$30,608	$30,608

September 30, 2011

	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in Thousands)
One-to-four family residential	$7,652	$495	$—	$7,652	$8,402
Multi-family residential	—	—	—	—	—
Commercial real estate	—	—	545	545	545
Construction and land development	—	—	3,235	3,235	6,846
Commercial business	—	—	—	—	—
Consumer	—	—	—	—	—
Total Loans	$7,652	$495	$3,780	$11,432	$15,793

The following tables present the average investment in impaired loans and related interest income recognized for the periods indicated:

	Six Months Ended March 31, 2013
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$18,865	$325	$69
Multi-family residential	909	33	—
Commercial real estate	1,569	30	12
Construction and land development	1,730	63	—
Total	$23,073	$451	$81

	Six Months Ended March 31, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$11,295	$102	$161
Commercial real estate	852	8	—
Construction and land development	2,878	29	—
Total	$15,025	$139	$161

	Year Ended September 30, 2012
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$14,232	$608	$406
Multi-family residential	394	46	—
Commercial real estate	1,913	54	—
Construction and land development	4,995	122	—
Total	$21,533	$830	$406

	Year Ended September 30, 2011
	Average Recorded Investment	Income Recognized on Accrual Basis	Income Recognized on Cash Basis
	(Dollars in Thousands)
One-to four-family residential	$5,184	$—	$251
Construction and land development	4,122	189	—
Total	$9,306	$189	$251

Federal banking regulations and our policies require that the Company utilize an internal asset classification system as a means of reporting problem and potential problem assets. The Company has incorporated an internal asset classification system, consistent with Federal banking regulations, as a part of the credit monitoring system. Management currently classifies problem and potential problem assets as “special mention,” “substandard,” “doubtful” or “loss” assets. An asset is considered “substandard” if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. “Substandard” assets include those characterized by the “distinct possibility” that the insured institution will sustain “some loss” if the deficiencies are not corrected. Assets classified as “doubtful” have all of the weaknesses inherent in those classified “substandard” with the added characteristic that the weaknesses present make “collection or liquidation in full,” on the basis of currently existing facts, conditions, and values, “highly questionable and improbable.” Assets classified as “loss” are those considered “uncollectible” and of such little value that their continuance as assets without the establishment of a specific loss reserve is not warranted. Assets which do not currently expose the insured institution to sufficient risk to warrant classification in one of the aforementioned categories but possess weaknesses are required to be designated “special mention.”

The following tables present the classes of the loan portfolio in which a formal risk weighting system is utilized summarized by the aggregate “Pass” and the criticized category of “special mention,” and the classified categories of “substandard” and “doubtful” within the Company’s risk rating system. The Company had no loans classified as “loss” at the dates presented.

	March 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(unaudited)
	(Dollars in Thousands)
Multi-family residential	$3,845	$—	$906	$—	$4,751
Commercial real estate	15,976	—	2,623	—	18,599
Construction and land development	13,282	—	1,518	—	14,800
Commercial business	593	—	—	—	593
Total Loans	$33,696	$—	$5,047	$—	$38,743

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$4,135	$—	$916	$—	$5,051
Commercial real estate	17,654	—	1,679	—	19,333
Construction and land development	12,300	—	2,573	—	14,873
Commercial business	632	—	—	—	632
Total Loans	$34,721	$—	$5,168	$—	$39,889

	September 30, 2011
	Pass	Special Mention	Substandard	Doubtful	Total Loans
	(Dollars in Thousands)
Multi-family residential	$5,723	$—	$—	$—	$5,723
Commercial real estate	20,630	—	545	—	21,175
Construction and land development	11,917	3,901	6,408	—	22,226
Commercial business	814	—	—	—	814
Total Loans	$39,084	$3,901	$6,953	$—	$49,938

The following tables present loans in which a formal risk rating system is not utilized, but loans are segregated between performing and non-performing based primarily on delinquency status:

	March 31, 2013
	Performing	Non-Performing	Total Loans
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,840	$4,128	$241,968
Consumer	421	—	421
Total Loans	$238,261	$4,128	$242,389

	September 30, 2012
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$209,889	$12,904	$222,793
Consumer	523	—	523
Total Loans	$210,412	$12,904	$223,316

	September 30, 2011
	Performing	Non-Performing	Total Loans
	(Dollars in Thousands)
One-to four-family residential	$186,219	$10,314	$196,533
Consumer	613	—	613
Total Loans	$186,832	$10,314	$197,146

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is due. The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans:

	March 31, 2013
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(unaudited)
	(Dollars in Thousands)
One-to four-family residential	$237,711	$129	$4,128	$—	$129	$241,968	$4,128
Multi-family residential	4,751	—	—	—	—	4,751	—
Commercial real estate	17,538	331	730	—	331	18,599	2,050
Construction and land development	14,800	—	—	—	—	14,800	—
Commercial business	593	—	—	—	—	593	—
Consumer	411	10	—	—	10	421	—
Total Loans	$275,804	$470	$4,858	$—	$470	$281,132	$6,178
	September 30, 2012
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$217,061	$1,108	$4,624	$—	$1,108	$222,793	$12,904
Multi-family residential	5,051	—	—	—	—	5,051	—
Commercial real estate	18,859	233	241	—	233	19,333	597
Construction and land development	14,356	—	517	—	—	14,873	517
Commercial business	632	—	—	—	—	632	—
Consumer	522	1	—	—	1	523	—
Total Loans	$256,481	$1,342	$5,382	$—	$1,342	$263,205	$14,018

	September 30, 2011
	Current	30 – 89 Days Past Due	90 Days + Past Due	90 Days + Past Due and Accruing	Total Past Due and Accruing	Total Loans	Non- Accrual
	(Dollars in Thousands)
One-to four-family residential	$190,822	$3,048	$2,663	$—	$3,048	$196,533	$10,314
Multi-family residential	5,723	—	—	—	—	5,723	—
Commercial real estate	20,272	358	545	—	358	21,175	545
Construction and land development	20,454	—	1,772	—	—	22,226	1,772
Commercial business	814	—	—	—	—	814	—
Consumer	613	—	—	—	—	613	—
Total Loans	$238,698	$3,406	$4,980	$—	$3,406	$247,084	$12,631

The allowance for loan losses is established through a provision for loan losses charged to expense. The Company maintains the allowance at a level believed to cover all known and inherent losses in the portfolio that are both probable and reasonable to estimate at each reporting date. Management reviews the allowance for loan losses no less than quarterly in order to identify those inherent losses and to assess the overall collection probability for the loan portfolio in view of these inherent losses. For each primary type of loan, a loss factor is established reflecting an estimate of the known and inherent losses in such loan type using both a quantitative analysis as well as consideration of qualitative factors. The evaluation process includes, among other things, an analysis of delinquency trends, non-performing loan trends, the level of charge-offs and recoveries, prior loss experience, total loans outstanding, the volume of loan originations, the type, size and geographic concentration of our loans, the value of collateral securing the loan, the borrower’s ability to repay and repayment performance, the number of loans requiring heightened management oversight, local economic conditions and industry experience.

Commercial real estate loans entail significant additional credit risks compared to one-to four-family residential mortgage loans, as they generally involve large loan balances concentrated with single borrowers or groups of related borrowers. In addition, the payment experience on loans secured by income-producing properties typically depends on the successful operation of the related real estate project and/or business operation of the borrower who is also the primary occupant, and thus may be subject to a greater extent to the effects of adverse conditions in the real estate market and in the economy in general. Commercial business loans typically involve a higher risk of default than residential loans of like duration since their repayment is generally dependent on the successful operation of the borrower’s business and the sufficiency of collateral, if any. Land acquisition, development and construction lending exposes us to greater credit risk than permanent mortgage financing. The repayment of land acquisition, development and construction loans depends upon the sale of the property to third parties or the availability of permanent financing upon completion of all improvements. These events may adversely affect the borrower and the value of the collateral property.

The following tables summarize the primary segments of the allowance for loan losses, segmented into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment. Activity in the allowance is presented for the six-month period ended March 31, 2013 (unaudited) and for the years ended September 30, 2012 and 2011:

	Six Month Ended March 31, 2013
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Charge-offs	(154)	—	—	—	—	—	—	(154)
Recoveries	25	—	—	760	—	—	—	785
Provision	100	—	50	(208)	—	—	58	—
ALLL balance at March 31, 2013	$801	$7	$175	$1,297	$3	$1	$228	$2,512
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$801	$7	$175	$1,297	$3	$1	$228	$2,512

	Six Month Ended March 31, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(unaudited)
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	—	$3,364
Charge-offs	(261)	—	—	(303)	—	—	—	(564)
Recoveries	—	—	—	—	—	—	—	—
Provision	187	94	52	(256)	1	—	276	250
ALLL balance at March 31, 2012	$1,577	$101	$169	$922	$4	$1	$276	$3,050
Individually evaluated for impairment	$957	$—	$—	$—	$—	$—	$—	$957
Collectively evaluated for impairment	$620	$101	$169	$922	$4	$1	$276	$2,093

	Year Ended September 30, 2012
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Charge-offs	(1,905)	—	—	(303)	—	—	—	(2,208)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,084	—	(96)	(433)	—	—	170	725
ALLL balance at September 30, 2012	$830	$7	$125	$745	$3	$1	$170	$1,881
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	$830	$7	$125	$745	$3	$1	$170	$1,881

	Year Ended September 30, 2011
	One- to four- family residential	Multi-family residential	Commercial real estate	Construction and land development	Commercial business	Consumer	Unallocated	Total
	(Dollars in Thousands)
ALLL balance at September 30, 2010	$672	$4	$560	$1,909	$3	$1	$2	$3,151
Charge-offs	(750)	—	—	(3,667)	—	—	—	(4,417)
Recoveries	—	—	—	—	—	—	—	—
Provision	1,729	3	(339)	3,239	—	—	(2)	4,630
ALLL balance at September 30, 2011	$1,651	$7	$221	$1,481	$3	$1	$—	$3,364
Individually evaluated for impairment	$495	$—	$—	$—	$—	$—	$—	$495
Collectively evaluated for impairment	$1,156	$7	$221	$1,481	$3	$1	$—	$2,869

The Company determined that no provision for loan losses was required for the six months ended March 31, 2013 (unaudited) as recoveries of $785,000 were recognized on a previously charged-off construction loan which led to an increase in the loan loss allowance sufficient to address the inherent risk and known losses in the loan portfolio. The Company established a provision for loan losses of $725,000 for the year ended September 30, 2012 as compared to $4.6 million for fiscal 2011. The higher level of provisions in the 2011 period reflected primarily the recognition of the decrease in the value of the collateral securing two construction development projects necessitating charge-offs aggregating $4.4 million. The allowance for loan losses totaled $2.5 million, or 0.9% of total loans and 40.7% of non-performing loans at March 31, 2013 (unaudited) as compared to $1.9 million, or 0.7% of total loans and 13.4% of non-performing loans at September 30, 2012 and $3.4 million, or 1.4% of total loans and 26.6% of non-performing loans at September 30, 2011. The decline in the allowance from the 2011 period resulted from the charge-off of $2.2 million, a portion of which were specific allocations established and charged to provision expense in prior periods.

Management will continue to monitor and modify the allowance for loan losses as conditions dictate. No assurances can be given that the level of allowance for loan losses will cover all of the inherent losses on the loans or that future adjustments to the allowance for loan losses will not be necessary if economic and other conditions differ substantially from the economic and other conditions used by management to determine the current level of the allowance for loan losses.

The following table summarizes information regarding troubled debt restructurings for the six months ended March 31, 2013 (unaudited). There were no other troubled debt restructuring modifications approved during the six months ended March 31, 2013 (unaudited) or for the years ended September 30, 2012 and 2011.

	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investments
(Dollars in Thousands)
One-to-four family residential	—	$—	$—
Multi-family residential	—	—	—
Commercial real estate	1	1,321	1,321
Construction and land development	—	—	—
Commercial business	—	—	—
Consumer	—	—	—

In January 2013, the Bank completed the sale of five one-to-four family residential loans classified as troubled debt restructurings related to a 133-unit condominium project located in Philadelphia in which the Bank was the lead lender and held a $9.2 million investment. In connection with the closing of the loan sale, the Bank and the other loan participants extended a loan to an affiliate of the borrower, the proceeds of which were used to reduce the principal balance due on the project. The Bank’s portion of such loan is approximately $1.3 million. The new loan is being reported as a troubled debt restructuring during the quarter ending March 31, 2013. The Bank did not incur any additional losses upon completion of the sale of the loans beyond the $968,000 loss already recognized in prior periods.

At September 30, 2012, the Company had five one-to four-family residential loans aggregating to $8.1 million classified as troubled debt restructurings. These loans are all to the same borrower and are related to the 133-unit completed condominium project in Philadelphia discussed above. The loans were originally classified as construction loans but reclassified as one-to four-family residential loans in fiscal 2011 upon the completion of construction due to the nature of the collateral securing the loans. There was a $140,000 decrease in interest income during the year ended September 30, 2012 as a result of the restructuring which involved reducing the interest rate. All of the troubled debt restructurings involved changes in the interest rates on the loans; no debt was forgiven. At September 30, 2012, the troubled debt restructurings were performing in accordance with the modified terms. However, they were on non-accrual. At September 30, 2011, the troubled debt restructurings totaled $7.7 million related to the loans described above.

No troubled debt restructurings defaulted during the six months ended March 31, 2013 and 2012 or during the years ended September 30, 2012 and 2011.